Information Provided in Connection with Investments in Deferred Annuity Contracts and SignatureNotes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.) (Tables)	12 Months Ended
Dec. 31, 2020
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Condensed Consolidated Statement of Financial Position
Condensed Consolidated Statement of Financial Position

As at December 31, 2020	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Assets
Invested assets	$47	$112,735	$298,524	$(329)	$410,977
Investments in unconsolidated subsidiaries	64,209	8,078	17,194	(89,481)	–
Reinsurance assets	–	65,731	11,172	(31,067)	45,836
Other assets	210	25,489	52,648	(22,247)	56,100
Segregated funds net assets	–	191,955	178,224	(2,743)	367,436
Total assets	$64,466	$403,988	$557,762	$(145,867)	$880,349
Liabilities and equity
Insurance contract liabilities	$–	$167,453	$249,909	$(31,808)	$385,554
Investment contract liabilities	–	1,208	2,081	(1)	3,288
Other liabilities	718	25,594	52,761	(22,001)	57,072
Long-term debt	6,164	–	–	–	6,164
Capital instruments	5,249	584	1,996	–	7,829
Segregated funds net liabilities	–	191,955	178,224	(2,743)	367,436
Shareholders’ equity	52,335	17,194	72,120	(89,314)	52,335
Participating policyholders’ equity	–	–	(784)	–	(784)
Non-controlling interests	–	–	1,455	–	1,455
Total liabilities and equity	$64,466	$403,988	$557,762	$(145,867)	$880,349
Condensed Consolidated Statement of Financial Position

As at December 31, 2019	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Assets
Invested assets	$21	$107,746	$271,100	$(340)	$378,527
Investments in unconsolidated subsidiaries	57,068	7,467	16,983	(81,518)	–
Reinsurance assets	–	61,310	10,080	(29,944)	41,446
Other assets	406	20,859	45,111	(20,327)	46,049
Segregated funds net assets	–	181,982	162,845	(1,719)	343,108
Total assets	$57,495	$379,364	$506,119	$(133,848)	$809,130
Liabilities and equity
Insurance contract liabilities	$–	$157,398	$224,378	$(30,615)	$351,161
Investment contract liabilities	–	1,091	2,014	(1)	3,104
Other liabilities	537	21,311	48,226	(20,086)	49,988
Long-term debt	4,543	–	–	–	4,543
Capital instruments	3,277	599	3,244	–	7,120
Segregated funds net liabilities	–	181,982	162,845	(1,719)	343,108
Shareholders’ equity	49,138	16,983	64,444	(81,427)	49,138
Participating policyholders’ equity	–	–	(243)	–	(243)
Non-controlling interests	–	–	1,211	–	1,211
Total liabilities and equity	$57,495	$379,364	$506,119	$(133,848)	$809,130

Condensed Consolidated Statement of Income
Condensed Consolidated Statement of Income

For the year ended December 31, 2020	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Revenue
Gross premiums	$–	$8,057	$34,459	$(1,108)	$41,408
Premiums ceded to reinsurers	–	(6,585)	(3,014)	1,108	(8,491)
Net premium income	–	1,472	31,445	–	32,917
Net investment income (loss)	542	14,204	21,727	(1,073)	35,400
Net other revenue	5	2,869	12,884	(5,167)	10,591
Total revenue	547	18,545	66,056	(6,240)	78,908
Contract benefits and expenses
Net benefits and claims	–	14,804	44,293	(3,862)	55,235
Commissions, investment and general expenses	17	3,146	13,573	(1,396)	15,340
Other expenses	434	230	1,880	(982)	1,562
Total contract benefits and expenses	451	18,180	59,746	(6,240)	72,137
Income (loss) before income taxes	96	365	6,310	–	6,771
Income tax (expense) recovery	(26)	54	(1,223)	–	(1,195)
Income (loss) after income taxes	70	419	5,087	–	5,576
Equity in net income (loss) of unconsolidated subsidiaries	5,801	1,344	1,763	(8,908)	–
Net income (loss)	$5,871	$1,763	$6,850	$(8,908)	$5,576
Net income (loss) attributed to:
Non-controlling interests	$–	$–	$250	$–	$250
Participating policyholders	–	–	(545)	–	(545)
Shareholders	5,871	1,763	7,145	(8,908)	5,871
	$5,871	$1,763	$6,850	$(8,908)	$5,576
Condensed Consolidated Statement of Income

For the year ended December 31, 2019	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Revenue
Gross premiums	$–	$8,599	$33,620	$(1,160)	$41,059
Premiums ceded to reinsurers	–	(3,575)	(3,066)	1,160	(5,481)
Net premium income	–	5,024	30,554	–	35,578
Net investment income (loss)	355	12,128	22,108	(998)	33,593
Net other revenue	16	2,866	11,447	(3,930)	10,399
Total revenue	371	20,018	64,109	(4,928)	79,570
Contract benefits and expenses
Net benefits and claims	–	17,133	41,220	(2,438)	55,915
Commissions, investment and general expenses	20	3,299	13,938	(1,530)	15,727
Other expenses	421	206	2,041	(960)	1,708
Total contract benefits and expenses	441	20,638	57,199	(4,928)	73,350
Income (loss) before income taxes	(70)	(620)	6,910	–	6,220
Income tax (expense) recovery	18	347	(1,083)	–	(718)
Income (loss) after income taxes	(52)	(273)	5,827	–	5,502
Equity in net income (loss) of unconsolidated subsidiaries	5,654	772	499	(6,925)	–
Net income (loss)	$5,602	$499	$6,326	$(6,925)	$5,502
Net income (loss) attributed to:
Non-controlling interests	$–	$–	$233	$–	$233
Participating policyholders	–	2	(333)	(2)	(333)
Shareholders	5,602	497	6,426	(6,923)	5,602
	$5,602	$499	$6,326	$(6,925)	$5,502

Consolidated Statement of Cash Flows
Consolidated Statement of Cash Flows

For the year ended December 31, 2020	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Operating activities
Net income (loss)	$5,871	$1,763	$6,850	$(8,908)	$5,576
Adjustments:
Equity in net income of unconsolidated subsidiaries	(5,801)	(1,344)	(1,763)	8,908	–
Increase (decrease) in insurance contract liabilities	–	11,937	25,045	–	36,982
Increase (decrease) in investment contract liabilities	–	48	130	–	178
(Increase) decrease in reinsurance assets excluding coinsurance transactions	–	(3,133)	759	–	(2,374)
Amortization of (premium) discount on invested assets	–	54	100	–	154
Other amortization	7	145	504	–	656
Net realized and unrealized (gains) losses and impairment on assets	1	(9,420)	(13,102)	–	(22,521)
Deferred income tax expense (recovery)	25	(784)	1,039	–	280
Stock option expense	–	3	11	–	14
Cash provided by (used in) operating activities before undernoted items	103	(731)	19,573	–	18,945
Dividends from unconsolidated subsidiary	3,000	411	1,270	(4,681)	–
Changes in policy related and operating receivables and payables	91	8,459	(7,447)	–	1,103
Cash provided by (used in) operating activities	3,194	8,139	13,396	(4,681)	20,048
Investing activities
Purchases and mortgage advances	–	(34,392)	(77,589)	–	(111,981)
Disposals and repayments	–	29,635	69,215	–	98,850
Changes in investment broker net receivables and payables	–	(431)	(586)	–	(1,017)
Investment in common shares of subsidiaries	(4,483)	–	–	4,483	–
Capital contribution to unconsolidated subsidiaries	–	(1)	–	1	–
Return of capital from unconsolidated subsidiaries	–	22	–	(22)	–
Notes receivable from parent	–	–	1,501	(1,501)	–
Notes receivable from subsidiaries	1,494	–	–	(1,494)	–
Cash provided by (used in) investing activities	(2,989)	(5,167)	(7,459)	1,467	(14,148)
Financing activities
Issue of long-term debt, net	2,455	–	–	–	2,455
Redemption of long-term debt	(652)	–	–	–	(652)
Issue of capital instruments, net	1,990	–	–	–	1,990
Redemption of capital instruments	–	–	(1,250)	–	(1,250)
Secured borrowings	–	709	667	–	1,376
Change in repurchase agreements and securities sold but not yet purchased	–	–	24	–	24
Changes in deposits from Bank clients, net	–	–	(579)	–	(579)
Lease payments	–	(9)	(125)	–	(134)
Shareholders’ dividends paid in cash	(2,340)	–	–	–	(2,340)
Dividends paid to parent	–	(1,270)	(3,411)	4,681	–
Common shares repurchased	(253)	–	–	–	(253)
Common shares issued, net	36	–	4,483	(4,483)	36
Contributions from (distributions to) non-controlling interests, net	–	–	(10)	–	(10)
Capital contributions by parent	–	–	1	(1)	–
Return of capital to parent	–	–	(22)	22	–
Notes payable to parent	–	–	(1,494)	1,494	–
Notes payable to subsidiaries	(1,501)	–	–	1,501	–
Cash provided by (used in) financing activities	(265)	(570)	(1,716)	3,214	663
Cash and short-term securities
Increase (decrease) during the year	(60)	2,402	4,221	–	6,563
Effect of foreign exchange rate changes on cash and short-term securities	85	(59)	(554)	–	(528)
Balance, beginning of year	22	2,564	16,962	–	19,548
Balance, end of year	47	4,907	20,629	–	25,583
Cash and short-term securities
Beginning of year
Gross cash and short-term securities	22	3,058	17,220	–	20,300
Net payments in transit, included in other liabilities	–	(494)	(258)	–	(752)
Net cash and short-term securities, beginning of year	22	2,564	16,962	–	19,548
End of year
Gross cash and short-term securities	47	5,213	20,907	–	26,167
Net payments in transit, included in other liabilities	–	(306)	(278)	–	(584)
Net cash and short-term securities, end of year	$47	$4,907	$20,629	$–	$25,583
Supplemental disclosures on cash flow information:
Interest received	$522	$4,334	$7,992	$(1,112)	$11,736
Interest paid	426	109	1,765	(1,112)	1,188
Income taxes paid (refund)	(2)	721	639	–	1,358

Consolidated Statement of Cash Flows

For the year ended December 31, 2019	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Operating activities
Net income (loss)	$5,602	$499	$6,326	$(6,925)	$5,502
Adjustments:
Equity in net income of unconsolidated subsidiaries	(5,654)	(772)	(499)	6,925	–
Increase (decrease) in insurance contract liabilities	–	11,381	22,346	–	33,727
Increase (decrease) in investment contract liabilities	–	51	119	–	170
(Increase) decrease in reinsurance assets excluding coinsurance transactions	–	(1,236)	679	–	(557)
Amortization of (premium) discount on invested assets	–	40	77	–	117
Other amortization	5	118	503	–	626
Net realized and unrealized (gains) losses and impairment on assets	(12)	(7,105)	(13,148)	–	(20,265)
Deferred income tax expense (recovery)	(18)	(192)	(244)	–	(454)
Stock option expense	–	(1)	12	–	11
Cash provided by (used in) operating activities before undernoted items	(77)	2,783	16,171	–	18,877
Dividends from unconsolidated subsidiary	3,000	623	1,123	(4,746)	–
Changes in policy related and operating receivables and payables	(39)	(146)	1,850	–	1,665
Cash provided by (used in) operating activities	2,884	3,260	19,144	(4,746)	20,542
Investing activities
Purchases and mortgage advances	–	(24,898)	(55,712)	–	(80,610)
Disposals and repayments	–	22,324	43,009	–	65,333
Changes in investment broker net receivables and payables	–	631	528	–	1,159
Investment in common shares of subsidiaries	(404)	–	–	404	–
Net cash flows from acquisition and disposal of subsidiaries and businesses	–	–	288	–	288
Capital contribution to unconsolidated subsidiaries	–	(1)	–	1	–
Return of capital from unconsolidated subsidiaries	–	177	–	(177)	–
Notes receivable from parent	–	–	(157)	157	–
Notes receivable from subsidiaries	(1)	13	–	(12)	–
Cash provided by (used in) investing activities	(405)	(1,754)	(12,044)	373	(13,830)
Financing activities
Change in repurchase agreements and securities sold but not yet purchased	–	–	266	–	266
Redemption of capital instruments	–	–	(1,500)	–	(1,500)
Secured borrowings	–	–	107	–	107
Changes in deposits from Bank clients, net	–	–	1,819	–	1,819
Lease payments	–	(8)	(109)	–	(117)
Shareholders’ dividends paid in cash	(1,398)	–	–	–	(1,398)
Contributions from (distributions to) non-controlling interests, net	–	–	(22)	–	(22)
Common shares repurchased	(1,339)	–	–	–	(1,339)
Common shares issued, net	104	–	404	(404)	104
Dividends paid to parent	–	(1,123)	(3,623)	4,746	–
Capital contributions by parent	–	–	1	(1)	–
Return of capital to parent	–	–	(177)	177	–
Notes payable to parent	–	–	(12)	12	–
Notes payable to subsidiaries	157	–	–	(157)	–
Cash provided by (used in) financing activities	(2,476)	(1,131)	(2,846)	4,373	(2,080)
Cash and short-term securities
Increase (decrease) during the year	3	375	4,254	–	4,632
Effect of foreign exchange rate changes on cash and short-term securities	(2)	(128)	(336)	–	(466)
Balance, beginning of year	21	2,317	13,044	–	15,382
Balance, end of year	22	2,564	16,962	–	19,548
Cash and short-term securities
Beginning of year
Gross cash and short-term securities	21	2,783	13,411	–	16,215
Net payments in transit, included in other liabilities	–	(466)	(367)	–	(833)
Net cash and short-term securities, beginning of year	21	2,317	13,044	–	15,382
End of year
Gross cash and short-term securities	22	3,058	17,220	–	20,300
Net payments in transit, included in other liabilities	–	(494)	(258)	–	(752)
Net cash and short-term securities, end of year	$22	$2,564	$16,962	$–	$19,548
Supplemental disclosures on cash flow information:
Interest received	$422	$4,252	$7,823	$(948)	$11,549
Interest paid	423	83	1,741	(948)	1,299
Income taxes paid (refund)	–	(788)	892	–	104